STABLE VALUE FUND / INVESTMENT CONTRACT DISCLOSURE (Details) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Crediting interest rate	1.50%
Minimum
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Crediting interest rate	0.00%